Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Schedule of material related party transactions

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Purchase of goods (Note a)	111,191	155,093	213,350
Logistic services (Note b)	469,974	137,088	—
Other operating income	4,027	1,773	1,825
Other expense	—	1,475	1,001

Note a:	The goods were purchased from companies either or significantly influenced by the Company, or controlled by its shareholders and directors.
Note b:	The Group engages certain of the Group's affiliates to deliver the goods to its customers.